Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Cross Currency Swaps (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized losses			$ 54,699	$ (43,104)
Cross currency swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains	503	744	1,565	1,738
Unrealized losses	(16,399)	(21,046)	(54,353)	(13,167)
Total realized and unrealized losses on cross currency swaps	(15,896)	(20,302)	(45,988)	(11,429)
Cross currency swaps [Member] | Partial termination [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains			$ 6,800